Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Useful Lives Of Related Real Estate And Other Assets

Buildings and improvements	37.8 years
Tenant lease intangibles	14.3 years
Tenant improvements	5.4 years
Furniture, equipment and other	9.5 years